SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of revenue
Net revenues	$ 71,452,736	$ 58,546,729	$ 49,233,547
Non-related party
Disaggregation of revenue
Net revenues	51,558,098	46,618,820	42,132,930
Related party
Disaggregation of revenue
Net revenues	19,894,638	11,927,909	7,100,617
Auto insurance aftermarket value-added services
Disaggregation of revenue
Net revenues	63,398,860	45,561,529	42,438,636
Other scenario-based customized services
Disaggregation of revenue
Net revenues	7,437,448	11,764,389	3,537,667
Software development and information technology services
Disaggregation of revenue
Net revenues	$ 616,428	$ 1,220,811	$ 3,257,244